Acuity DC Trust - Schedule of Master Trust Net Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP Plans | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	$ 672,655,411	$ 509,618,846
Unallocated cash	14,973	157,242
Accrued income and pending trades	8,550	3,414
Acuity DC Trust at fair value	672,678,934	509,779,502
Net assets available for benefits	711,682,672	549,856,817
EBP Plans | Mutual funds | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	268,971,306	238,564,816
EBP Plans | Self-directed brokerage accounts | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	51,679,977	53,351,894
EBP Plans | Acuity stock fund | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	14,081,073	11,854,007
EBP Plans | Common/collective trusts | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	337,923,055	205,848,129
EBP Plans | Invesco Stable Value Fund at contract value | Master Trust Balances
EBP, Master Trust [Line Items]
Fund at contract value	36,790,940	40,077,315
EBP Plans | Key Guaranteed Portfolio Fund at contract value | Master Trust Balances
EBP, Master Trust [Line Items]
Fund at contract value	2,212,798
EBP 033
EBP, Master Trust [Line Items]
Net assets available for benefits	671,894,795	521,147,475
EBP 033 | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	633,051,311	480,578,091
Unallocated cash	2,586	43,071
Accrued income and pending trades	4,596	1,535
Acuity DC Trust at fair value	633,058,493	480,622,697
Net assets available for benefits	665,515,840	513,578,312
EBP 033 | Mutual funds | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	249,073,238	222,519,917
EBP 033 | Self-directed brokerage accounts | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	51,279,987	52,973,045
EBP 033 | Acuity stock fund | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	13,181,889	11,128,543
EBP 033 | Common/collective trusts | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	319,516,197	193,956,586
EBP 033 | Invesco Stable Value Fund at contract value | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Fund at contract value	30,479,381	32,955,615
EBP 033 | Key Guaranteed Portfolio Fund at contract value | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Fund at contract value	1,977,966
EBP 067
EBP, Master Trust [Line Items]
Net assets available for benefits	25,185,799	16,677,836
EBP 067 | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	22,334,058	14,151,552
Unallocated cash	0	114,171
Accrued income and pending trades	3,743	1,834
Acuity DC Trust at fair value	22,337,801	14,267,557
Net assets available for benefits	24,295,034	15,917,756
EBP 067 | Mutual funds | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	7,282,552	4,936,411
EBP 067 | Self-directed brokerage accounts | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	0	0
EBP 067 | Acuity stock fund | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	209,068	191,572
EBP 067 | Common/collective trusts | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	14,842,438	9,023,569
EBP 067 | Invesco Stable Value Fund at contract value | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Fund at contract value	1,722,401	1,650,199
EBP 067 | Key Guaranteed Portfolio Fund at contract value | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Fund at contract value	234,832
EBP 070
EBP, Master Trust [Line Items]
Net assets available for benefits	22,183,381	20,621,656
EBP 070 | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	17,270,042	14,889,203
Unallocated cash	12,387	0
Accrued income and pending trades	211	45
Acuity DC Trust at fair value	17,282,640	14,889,248
Net assets available for benefits	21,871,798	20,360,749
EBP 070 | Mutual funds | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	12,615,516	11,108,488
EBP 070 | Self-directed brokerage accounts | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	399,990	378,849
EBP 070 | Acuity stock fund | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	690,116	533,892
EBP 070 | Common/collective trusts | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	3,564,420	2,867,974
EBP 070 | Invesco Stable Value Fund at contract value | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Fund at contract value	4,589,158	$ 5,471,501
EBP 070 | Key Guaranteed Portfolio Fund at contract value | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Fund at contract value	$ 0